Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic and diluted earnings per share of Class A and Class B common stock is computed by dividing net income/(loss) by the weighted average number of Class A and Class B common stock outstanding during the same period. Diluted earnings per share is calculated using our weighted-average outstanding common shares including the dilutive effect of stock awards as determined under the treasury stock method.
The following table presents our basic and diluted earnings per share:

	Year Ended December 31,
(€ thousands, except per share data)	2024	2023	2022
Numerator:
Net loss	€(23,698)	€(164,476)	€(127,218)

Denominator:
Weighted average shares of Class A and Class B common stock outstanding:
Basic	349,622	344,937	357,551
Diluted	349,622	344,937	357,551

Net loss per share:
Basic	€(0.07)	€(0.48)	€(0.36)
Diluted	€(0.07)	€(0.48)	€(0.36)
For the years ended December 31, 2024, 2023 and 2022, approximately 32 million, 27 million, and 30 million, respectively, of outstanding stock-based awards have been excluded from the calculations of diluted net loss per share because their effect would have been antidilutive.